NON-CONTROLLING INTEREST (Details)	6 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)
Noncontrolling Interest [Line Items]
Paid-in capital		$ 36,531,641	¥ 254,552,363		¥ 250,624,798
Accumulated other comprehensive loss		418,994	2,919,546		2,909,936
Total non-controlling interest		1,600,773	11,154,179		11,085,429
Non-controlling interests		1,600,773	11,154,179		11,085,429
Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital		948,049	6,606,000	$ 903,040	6,201,000
Unappropriated retained earnings		657,130	4,578,882	715,783	4,915,132
Accumulated other comprehensive loss		(4,406)	(30,703)	(4,471)	(30,703)
Total non-controlling interest		1,600,773	11,154,179	1,614,352	11,085,429
Non-controlling interests		1,600,773	11,154,179	1,614,352	11,085,429
Bhd [Member] | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital			1,651,000		1,651,000
Unappropriated retained earnings			3,477,493		3,477,493
Accumulated other comprehensive loss			(18,850)		(18,850)
Total non-controlling interest			5,109,643		5,109,643
Non-controlling interests			5,109,643		5,109,643
Nanjing Recon [Member] | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital			200,000		200,000
Unappropriated retained earnings			3,976,112		3,616,002
Accumulated other comprehensive loss			(11,853)		(11,853)
Total non-controlling interest			4,164,259		3,804,149
Non-controlling interests			4,164,259		3,804,149
Gan Su BHD [Member]
Noncontrolling Interest [Line Items]
Total non-controlling interest	¥ 500,000	(58,123)	450,000
Non-controlling interests	500,000	$ (58,123)	450,000
Gan Su BHD [Member] | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital			4,755,000		4,350,000
Unappropriated retained earnings			(2,001,743)		(1,351,699)
Accumulated other comprehensive loss			0
Total non-controlling interest			2,753,257		2,998,301
Non-controlling interests			2,753,257		¥ 2,998,301
Qinghai BHD [Member]
Noncontrolling Interest [Line Items]
Treasury stock	¥ 200,000
Qinghai BHD [Member] | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital			0
Unappropriated retained earnings			(872,980)	(826,664)
Accumulated other comprehensive loss			0
Total non-controlling interest			(872,980)	(826,664)
Non-controlling interests			¥ (872,980)	$ (826,664)